EQUITY - Special Limited Partner Units Held by Brookfield (Details) - Equity Attributable To Owners Of Parent Special Limited Partner	Jun. 30, 2023 shares
Disclosure of classes of share capital [line items]
Balance at beginning of period (in shares)	4
Balance at end of period (in shares)	4